CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Loans	$ 1,558,397		$ 1,694,357		$ 1,676,734
Money market investments	3,703		3,596		5,384
Investment securities	166,781		203,941		238,210
Trading account securities	22,824		35,607		27,918
Total interest income	1,751,705		1,937,501		1,948,246
Interest Expense Abstract
Deposits	184,089		269,487		350,881
Short-term borrowings	46,805		55,258		60,278
Long-term debt	148,192		180,764		242,222
Total interest expense	379,086		505,509		653,381
Net interest income	1,372,619		1,431,992		1,294,865
Provision for loan losses	408,941		575,720		1,011,880
Net interest income after provision for loan losses	963,678		856,272		282,985
Service charges on deposit accounts	183,026		184,940		195,803
Other service fees	256,545		239,720		377,504
Net Gain Loss On Sale And Valuation Adjustments Of Investment Securities	(1,707)		10,844		3,992
Trading account profit	(17,682)		5,897		16,404
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	48,765		30,891		15,874
Adjustments (expense) to indemnity reserves on loans sold	(21,198)		(33,068)		(72,013)
FDIC loss share (expense) income	(56,211)		66,791		(25,751)
Fair value change in equity appreciation instrument	0		8,323		42,555
Gain on sale of processing and technology business	0		0		640,802
Other operating income	74,804		45,939		93,023
Total non-interest income	466,342		560,277		1,288,193
Noninterest Expense Abstract
Personnel costs	465,702		453,370		514,198
Net occupancy expenses	100,452		102,319		116,203
Equipment Expense	45,290		43,840		85,851
Other taxes	50,120		51,885		50,608
Professional fees	211,890		194,942		166,105
Communication	26,834		27,115		38,905
Business promotion	61,576		55,067		46,671
FDIC deposit insurance	85,697		93,728		67,644
Loss on early extinguishment of debt	25,196		8,693		38,787
Other real estate owned (O R E O) expenses	23,520		21,778		46,789
Other operating expenses	104,799		87,906		144,613
Amortization of intangibles	10,072		9,654		9,173
Total operating expenses	1,211,148		1,150,297		1,325,547
Income before income tax	218,872		266,252		245,631
Income tax expense	(26,403)		114,927		108,230
Net Income	245,275		151,325		137,401
Net income applicable to common stock	241,552		147,602		(54,576)
Earnings Per Share, Basic and Diluted	$ 2.35	[1]	$ 1.44	[1]	$ (0.62)	[1]
Common Stock Dividends Per Share Declared	$ 0		$ 0		$ 0
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	334,102		430,085		1,011,880
Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	$ 74,839		$ 145,635		$ 0

[1]	All periods presented reflect the 1-for-10 reverse stock split effected on May 29, 2012.